Repurchase Transactions - Summary of Repo Transactions and Reverse Repurchase Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of repurchase transactions [line items]
Debtors for Reserve Repurchase Transactions of Government Securities	$ 202,522,230	$ 91,835,978
Interest Accrued Receivable for Reserve Repurchase Transactions	683,227	231,842
Total Repurchase Transactions - Assets	203,205,457	92,067,820
Creditors for Repurchase Transactions of Government Securities	322,881
Interest Accrued Payable for Repurchase Transactions	1,238
Total Repurchase Transactions - Liabilities	$ 324,119	$ 0